Document and Entity Information	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 08, 2024
Entity Registrant Name	Endeavor Group Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40373
Entity Tax Identification Number	83-3340169
Entity Address Address Line 1	9601 Wilshire Boulevard
Entity Address Address Line 2	3rd Floor
Entity Address City Or Town	Beverly Hills
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90210
City Area Code	310
Local Phone Number	285-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.00001 par value per share
Trading Symbol	EDR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001766363
Amendment Flag	false